Related party disclosures - Other transactions with KMP (Details) - Key management personnel	12 Months Ended
	Sep. 30, 2024 AUD ($) item	Sep. 30, 2023 AUD ($) item
Related party disclosures
Interest payable for the year	$ 1,030,280	$ 741,814
Closing loan balance	$ 32,064,184	$ 20,443,546
Number of KMP with loans | item	10	10